SHARE CAPITAL (Details) £ / shares in Units, £ in Millions	4 Months Ended	6 Months Ended
	Jun. 30, 2026 GBP (£) Vote / shares £ / shares shares	Jun. 30, 2026 GBP (£) Vote / shares £ / shares shares	Jun. 30, 2025 GBP (£) £ / shares shares	Mar. 12, 2026 GBP (£)	Feb. 26, 2026 GBP (£)	Dec. 31, 2025 GBP (£) £ / shares shares	Dec. 31, 2024 GBP (£)
Disclosure of classes of share capital [line items]
Equity	£ 16,440	£ 16,440	£ 15,998			£ 16,484	£ 16,224
Share capital	£ 88	88				90
Repurchase of shares		457	372
Share buyback programme, allocated amount for 2025
Disclosure of classes of share capital [line items]
Share Repurchase Program, Authorized, Amount					£ 500
Share buyback programme, allocated amount for 2026
Disclosure of classes of share capital [line items]
Share Repurchase Program, Authorized, Amount				£ 500
Number of shares repurchased during the period | shares	131,447,226
Share capital
Disclosure of classes of share capital [line items]
Equity	£ 88	88	90			90	£ 91
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital	£ 88	£ 88	£ 90			£ 90
Number of shares outstanding | shares	8,820,906,422	8,820,906,422	8,988,533,553			8,952,353,648
Par value per share | £ / shares	£ 0.01	£ 0.01	£ 0.01			£ 0.01
Votes per share | Vote / shares	1	1